PARENT COMPANY	12 Months Ended
Dec. 31, 2011
PARENT COMPANY

NOTE 18 - PARENT COMPANY

Following are condensed financial statements for the parent company:

CONDENSED BALANCE SHEET

	December 31,
(In thousands)	2011	2010
Assets
Cash and due from banks	$1,125	$1,080
Investment securities available for sale	398	455
Investment in bank subsidiary	53,386	49,025
Other assets	784	704

Total Assets	$55,693	$51,264

Liabilities
Dividends payable	$585	$575
Other liabilities	8	10

Total Liabilities	593	585

Stockholders' Equity	55,100	50,679

Total Liabilities and Stockholders' Equity	$55,693	$51,264

CONDENSED STATEMENT OF INCOME

	Year Ended December 31,
	2011	2010	2009
(In thousands)
Dividends from bank subsidiary	$2,300	$1,500	$800
Dividends on investment securities	12	8	10
Investment securities losses, net	(62)	(37)	(27)
Total income	2,250	1,471	783

Noninterest expense	114	124	92

Net income before undistributed earnings of bank subsidiary and income taxes	2,136	1,347	691

Undistributed earnings of bank subsidiary	3,142	3,758	3,672
Income tax benefit	(58)	(54)	(39)

Net Income	$5,336	$5,159	$4,402

CONDENSED STATEMENT OF CASH FLOWS

	Year Ended December 31,
(In thousands)	2011	2010	2009
Operating Activities
Net income	$5,336	$5,159	$4,402
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed earnings of bank subsidiary	(3,142)	(3,758)	(3,672)
Investment securities losses, net	62	37	27
Other, net	46	(148)	107
Net cash provided by operating activities	2,302	1,290	864

Investing Activities
Purchases of investment securities	-	(28)	(10)
Proceeds from sales merger of investment securities	5	-	-
Net cash provided by (used for) investing activities	5	(28)	(10)

Financing Activities
Purchase of treasury stock	-	-	(35)
Proceeds from exercise of stock options	49	740	37
Cash dividends paid	(2,311)	(2,286)	(2,244)
Net cash used for financing activities	(2,262)	(1,546)	(2,242)

Increase (decrease) in cash and cash equivalents	45	(284)	(1,388)

Cash at beginning of year	1,080	1,364	2,752

Cash at end of year	$1,125	$1,080	$1,364